Liabilities (Details 2) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance, Lease Liabilities		$ 112
Initial recognition (Note 3(p))		112
Lease payments		(23)
Foreign currency translation adjustment		1
Ending balance, Lease Liabilities	$ 112	90
Current portion	0	36
Long term portion	0	39
Lease Liability
Statement Line Items [Line Items]
Beginning balance, Lease Liabilities	0	90
Initial recognition (Note 3(p))	112
Interest		15
Lease payments	(23)	(35)
Foreign currency translation adjustment	1	5
Ending balance, Lease Liabilities	$ 90	75
Current portion		36
Long term portion		$ 39